Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FRANKLIN CONVERTIBLE SECURITIES FUND | Class A
Prospectus [Line Items]
Annual Return [Percent]	13.54%	15.81%	9.97%	(15.85%)	7.41%	46.22%	23.88%	4.26%	17.94%	7.74%
FRANKLIN EQUITY INCOME FUND | Class A
Prospectus [Line Items]
Annual Return [Percent]	16.96%	17.99%	9.04%	(6.84%)	25.23%	5.61%	25.48%	(4.67%)	15.96%	11.75%
Franklin Managed Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	10.29%	4.89%	7.63%	(7.16%)	15.15%	5.42%	17.89%	(3.16%)	9.51%	11.98%
FRANKLIN FLOATING RATE DAILY ACCESS FUND | Class A
Prospectus [Line Items]
Annual Return [Percent]	4.36%	8.18%	14.80%	(1.77%)	8.38%	(4.10%)	3.15%	0.54%	2.18%	11.62%
FRANKLIN LOW DURATION TOTAL RETURN FUND | Class A
Prospectus [Line Items]
Annual Return [Percent]	5.29%	4.77%	5.39%	(4.42%)	0.89%	3.03%	4.48%	0.59%	1.22%	2.67%
FRANKLIN TOTAL RETURN FUND | Class A
Prospectus [Line Items]
Annual Return [Percent]	6.93%	2.01%	5.71%	(14.99%)	(0.77%)	7.17%	9.09%	(1.81%)	3.53%	2.80%
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND | FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND
Prospectus [Line Items]
Annual Return [Percent]	5.00%	5.18%	3.95%	(3.11%)	(0.25%)	1.14%	1.99%	0.77%	none	0.09%
Franklin Long Duration Credit Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	7.32%	(1.62%)